Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
January 31, 2023 (unaudited)

Common Stock - 85.2%	Shares	Fair Value

Basic Chemical Manufacturing - 3.2%
Huntsman Corp. (b)	225,000	$7,130,250

Biological Products, except Diagnostic Substances - 2.8%
Gilead Sciences, Inc. (d)	75,000	6,295,500

Cut and Sew Apparel Manufacturing - 2.4%
Ralph Lauren Corp.	42,400	5,251,240

Depository Credit Intermediation - 10.7%
Ally Financial, Inc. (b)	150,000	4,873,500
The Bank of New York Mellon Corp (c)	96,300	4,869,891
KeyCorp (c)	349,000	6,697,310
US Bancorp (c)	150,000	7,470,000
		23,910,701

Drugs and Druggists' Sundries Merchant Wholesalers - 2.4%
Cardinal Health, Inc. (c)	68,000	5,253,000

Eating Places - 2.8%
Cracker Barrel Old Country Store, Inc. (b)	55,000	6,136,900

Electric Power Generation, Transmission and Distribution - 2.0%
Portland General Electric Co. (b)	94,400	4,491,552

Health and Personal Care Stores - 2.2%
Walgreens Boots Alliance, Inc. (b)	130,000	4,791,800

Insurance Carriers - 4.0%
The Allstate Corp (c)	60,000	7,708,200
Unum Group	30,000	1,260,900
		8,969,100
Metal Ore Mining - 1.7%
Vale SA ADR	200,000	3,736,000

National Commercial Banks - 1.3%
JPMorgan Chase & Co. (c)	20,000	2,799,200

Oil and Gas Extraction - 12.8%
Canadian Natural Resources Ltd. ADR (c)	150,000	9,216,000
Ovintiv, Inc.	113,000	5,562,990
Phillips 66	50,000	5,013,500
Shell Plc ADR (c)	150,000	8,821,500
		28,613,990

Other Food Manufacturing - 3.1%
Conagra Brands, Inc. (c)	185,000	6,880,150

Other Miscellaneous Manufacturing - 2.3%
British American Tobacco Plc ADR (c)	135,000	5,196,150

Petroleum Refining - 3.2%
TotalEnergies SE ADR (c)	115,000	7,134,600

Pharmaceutical Preparations - 5.3%
AbbVie, Inc. (d)	47,000	6,944,250
Johnson & Johnson (d)	30,000	4,902,600
		11,846,850

Pipeline Transportation of Natural Gas - 5.0%
Antero Midstream Corp. (b)	250,000	2,725,000
Equitrans Midstream Corp.	270,000	1,957,500
TC Energy Corp. ADR (b)	150,000	6,471,000
		11,153,500

Residential Building Construction - 2.8%
MDC Holdings, Inc. (c)	165,000	6,230,400

Securities and Commodity Contracts Intermediation and Brokerage - 2.5%
The Goldman Sachs Group Inc.	15,000	5,487,150

Semiconductors & Related Devices - 0.8%
Texas Instruments, Inc. (c)	10,500	1,860,705

Support Activities for Mining - 3.8%
BHP Group Ltd. ADR (b)	120,000	8,418,000

Surety Insurance - 2.8%
Old Republic International Corp. (c)	240,000	6,333,600

Tobacco Manufacturing - 2.4%
Altria Group, Inc.	120,000	5,404,800

Traveler Accommodation - 2.9%
Vail Resorts, Inc.	25,000	6,558,500

Total Common Stock (Cost $178,754,022)		189,883,638

Master Limited Partnership - 14.6%

Investment Advice - 3.2%
AllianceBernstein Holding LP	190,000	7,202,900

Natural Gas Transmission - 11.4%
Energy Transfer L.P. (d)	750,500	9,966,640
Enterprise Products Partners L.P. (d)	300,000	7,680,000
MPLX LP (c)	224,000	7,822,080
		25,468,720

Total Master Limited Partnership (Cost $22,795,017)		32,671,620

Real Estate Investment Trusts (REITs) - 11.9%

Apple Hospitality REIT, Inc. (c)	325,000	5,762,250
Brandywine Realty Trust	100,000	656,000
Lamar Advertising Co. (c)	100,000	10,654,000
Sabra Health Care REIT, Inc. (c)	275,000	3,712,500
Spirit Realty Capital, Inc.	130,000	5,704,400

Total Real Estate Investment Trusts (REITs) (Cost $26,945,921)		26,489,150

Short-Term Investments: 0.9%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 4.12% (a)	2,051,384	2,051,384
Total Short-Term Investments (Cost $2,051,384)		2,051,384

Investments Purchased with Proceeds from Securities Lending: 15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (a)	35,481,292	35,481,292
Total Investments Purchased with Proceeds from Securities Lending (Cost $35,481,292)		35,481,292

Total Investments - 128.5% (cost $266,027,636)		286,577,084
Total Value of Options Written (Premiums received $177,200) - (0.1%)		(150,900)
Other Assets and Liabilities - (28.5)%		(63,456,188)
Total Net Assets Applicable to Common Stockholders - 100.0%		$222,969,996

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	Rate indicated is the current yield as of January 31, 2023.
(b)	All or a portion of this security is on loan.
(c)
All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement. As of January 31, 2023, the total value of securites pledged as collateral for the Special Custody Account Agreement was $99,902,772.

(d)	All or a portion of the security represents collateral for written options. The value of the securities segregated as collateral for written options is $32,435,790, which is 14.5% of total net assets.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2023
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
Allstate Corp.	February 2023	130.00	300	(3,854,100)	$(63,300)
Cardinal Health, Inc.	February 2023	80.00	400	(3,090,000)	(26,000)
Shell Plc	February 2023	60.00	800	(4,704,800)	(61,600)
					(150,900)

Total Value of Options Written (Premiums received $177,200)					$(150,900)

At January 31, 2023, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$189,883,638	$-	$-	$189,883,638
Master Limited Partnerships	32,671,620	-	-	32,671,620
Real Estate Investment Trusts	26,489,150	-	-	26,489,150
Short-Term Investments (b)	2,051,384	-	-	2,051,384
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	35,481,292
Total Investments in Securities	$251,095,792	$-	$-	$286,577,084
Liabilities
Written Options	$150,900	$-	$-	$150,900

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at January 31, 2023.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or 3 securities during the period ended January 31, 2023.